Capital Lease (Tables)	12 Months Ended
Dec. 31, 2014
Leases, Capital [Abstract]
Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
The following table summarizes our bareboat charter obligations p.a.:

Year	Lease Payment p.a.	Capital Lease Reduction	Interest Expense
0		(12,250)
		Principal	Interest
1	1,943	1,214	729
2	1,943	1,214	729
3	1,943	1,214	729
4	1,943	1,214	729
5	1,943	1,214	729
6	1,943	1,214	729
7	1,943	1,214	729
Total	13,601	8,498	5,103